PROFESSIONALLY MANAGED PORTFOLIOS


December 4, 1998

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Attention: Division of Investment Management

      Re:   Professionally Managed Portfolios
            Post-Effective Amendment No. 55 to Registration
            Statement on Form N-1A filed pursuant to Rule
            485(b) under the Securities Act of 1933

            File No. 33-12213; 811-5037
            CIK No. 0000811030

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), Professionally Managed Portfolios (the "Trust") hereby certifies that:

         (1) the forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 55 to the Trust's Registration Statement on Form N-1A; and

         (2) the text of Post-Effective Amendment No. 55 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 24, 1998.

Very truly yours,

/S/Robin Berger

Robin Berger, Secretary
PROFESSIONALLY MANAGED PORTFOLIOS